Finance Expense, Net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 MXN ($) $ / shares	Dec. 31, 2021 MXN ($) $ / shares	Dec. 31, 2020 MXN ($) $ / $
Finance Expense, Net
Interest expense	$ (9,455,578)	$ (9,105,998)	$ (10,502,529)
Other finance expense, net	(110,739)	(1,183,180)
Foreign exchange loss, net	(1,790,956)	(2,188,861)
Finance expense	(11,357,273)	(12,478,039)	(10,502,529)
Interest income	2,151,109	560,026	1,067,066
Other finance income, net			89,323
Foreign exchange gain, net			3,696,713
Finance income	2,151,109	560,026	4,853,102
Finance expense, net	(9,206,164)	(11,918,013)	(5,649,427)
Additional lease liabilities	450,454	431,419	461,895
Satellite transponder lease agreement and other lease agreement	257,938	275,371	75,378
Dismantling obligation incurred	123,209	48,624	921,658
Amortization of finance cost	292,189	$ 179,212	$ 180,500
Prepayment of long-term loans from Mexican banks	$ 490,430
Foreign exchange rate	19.4760	20.5031	19.9493